Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments
Financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Cash and cash equivalents	69,082	22,556	69,082	22,556
Trade and other receivables	21,109	18,297	21,109	18,297
Restricted cash	1,224	1,700	1,224	1,700
	91,415	42,553	91,415	42,553

Scheduled of financial liabilities by fair value hierarchy

Financial liabilities at amortized cost:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	32,229	15,585	32,229	15,585
Lease liabilities	3,205	2,201	3,205	2,201
	35,434	17,786	35,434	17,786

All balances have been recognized in level 2 of the fair value hierarchy.

Financial liabilities at fair value through profit or loss:

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Financial liabilities at fair value through profit and loss	188,526	524,242	188,526	524,242
Warrant liabilities	287	434	287	434
	188,813	524,676	188,813	524,676

Schedule of fair value measurement inputs for valuation of convertible loan notes

	December 31,	December 31,	December 23,	December 31,
	2025	2024	2024	2023
Share price ($)	5.33	12.58	7.42	6.88
Conversion price ($)	3.50	3.50	3.50	110.00
Interest rate (%)	12.00	12.00	12.00	9.00
Credit spread (%)	46.57	40.64	41.04	27.50
Expected life (years)	3.00	4.00	4.00	3.00
Risk-free rate (%)	3.50	4.40	4.40	4.00
Dividend yield (%)	—	—	—	—
Volatility (%)	85.00	85.00	85.00	90.00